S000011692 [Member] Investment Risks - Midas Discovery	Dec. 31, 2025
Natural Resources Companies [Member]
Prospectus [Line Items]
Risk [Text Block]
Natural Resources Companies. The profitability of Natural Resources Companies can be significantly affected by the supply of and demand for the produced commodities and related services, exploration and production spending and success, government regulations and taxes, international political developments (including outbreaks of war or other hostilities and trade sanctions), and general economic conditions. The operations and financial performance of Natural Resources Companies may be directly affected by the prices of the produced commodities, especially those Natural Resources Companies whose reserves of the commodities are significant assets. The value of securities issued by Natural Resources Companies may also be affected by changes in overall market movements, changes in interest rates, inflation rates, or investor expectations concerning such rates, or factors affecting a particular industry or commodity, such as weather, embargoes, tariffs, policies of commodity cartels, and international economic, political, and regulatory developments. In addition, companies in the natural resources industry may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man‑made disasters, fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. It is possible that the performance of securities of Natural Resources Companies may lag the performance of other industries or the broader market as a whole. The prices of Natural Resources Company stocks may exhibit greater price volatility than other types of stocks.

Depletion and Exploration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depletion and Exploration Risk. To maintain or increase their revenue level, Natural Resources Companies or their customers need to maintain or expand their reserves and production through exploration, development, acquisitions, or other methods. The financial performance of Natural Resources Companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively expand reserves or production sufficiently to replace current depletion.

Precious Metals Mining Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Precious Metals Mining Company Risk. The profitability of companies involved in precious metals mining and related activities is significantly affected by changes in the market prices of precious metals. Precious metals mining companies also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of precious metals mining is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions, and seismic activity.

Climate Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Climate Change Risk. The Fund is subject to the special risks associated with climate change. Weather may play a role in the cash flows of the Natural Resources Companies in which the Fund invests. Although many of the companies in the natural resources industry can reasonably predict seasonal weather patterns, extreme weather conditions, such as those that may result from climate change, are unpredictable. The damage done by extreme weather could adversely affect the financial condition of Natural Resources Companies.
Additionally, new or strengthened regulations or legislation could increase the operating costs and/or decrease the revenues of Natural Resources Companies.

Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund is subject to industry concentration risk, which is the risk that the Fund’s performance can be significantly affected by economic, market, political or regulatory occurrences affecting particular industries, including, without limitation, Natural Resources Companies. Because the Fund may be concentrated in an industry, its performance may be more volatile than a fund that is not so concentrated. A downturn in a single industry could cause the Fund’s value to decline more sharply than that of the general market.

Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. To the extent the Fund focuses its investments, from time to time, in a particular sector, the Fund will be subject to a greater degree to the risks specific to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector, and therefore the Fund, to a greater extent than if the Fund’s investments were diversified across different sectors.

Leverage [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage. The Fund may use leverage to the extent permitted under the 1940 Act. Leveraging (buying securities using borrowed money) exaggerates the effect on the Fund’s net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s investments. Money the Fund borrows for leveraging is limited to 33 1/3% of the value of the Fund’s total assets. These borrowings are subject to interest costs that may or may not be offset by income or capital gain from the securities purchased. There can be no assurance that the Fund’s use of leverage will be successful.

Foreign Investments [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investments. Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in the securities of domestic issuers. Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies. Additionally, there may be less publicly available information about a foreign company than a U.S. company. Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the foreign countries where those securities are issued or in which the issuers are located. With respect to certain foreign countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in custody in those foreign countries. If the value of any foreign currency in which the Fund’s investments are denominated declines relative to the U.S. dollar, the value of the Fund’s investments is expected to decline proportionately. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non‑U.S. securities markets and the increased costs of maintaining the custody of foreign securities. The Fund may experience higher levels of each of these risks by investing in emerging (less developed) markets. Further, geopolitical events may cause market disruptions. Ongoing armed conflict in Europe and in the Middle East may cause continued volatility in the securities markets, which could negatively impact the Fund.

Growth Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Securities Risk. The Fund may invest in companies that the Investment Manager believes have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other securities and may involve special risks. If the Investment Manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, thereby reducing the Fund’s returns. In addition, because different types of securities tend to shift in and out of favor depending on market and economic conditions, “growth” securities may perform differently from the market as a whole and other types of securities.

Small Capitalization [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Capitalization. The Fund may invest in companies that are small or thinly capitalized and may have a limited operating history. Investments in small‑cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable to adverse business or economic developments than stocks of larger companies. The securities of small capitalization companies generally are less liquid and have narrower product lines, more limited financial resources, and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies. During broad market downturns, the Fund’s NAV may fall further than those of funds investing in larger companies. Full development of small capitalization companies takes time, and for this reason, among others, the Fund should be considered a long term investment and not a vehicle for seeking short term profit.

Medium and Large Capitalization [Member]
Prospectus [Line Items]
Risk [Text Block]
Medium and Large Capitalization. Compared to small capitalization companies, medium and large capitalization companies may be less responsive to business changes and opportunities. At times, the stocks of large capitalization companies may lag other types of stocks in performance. Compared to large capitalization companies, medium capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Pricing [Member]
Prospectus [Line Items]
Risk [Text Block]
Pricing. Many factors may influence the price at which the Fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the Fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Security Selection [Member]
Prospectus [Line Items]
Risk [Text Block]
Security Selection. The securities selected for the Fund’s portfolio may decline in value. The Investment Manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities, or other matters. As a result, the Fund may underperform the markets, its benchmark index or other funds with the same objective or in the same asset class.

Active Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in increased taxable distributions, which could lower the Fund’s after tax performance.

In Kind Redemptions [Member]
Prospectus [Line Items]
Risk [Text Block]
In‑Kind Redemptions. The Fund may require redeeming shareholders to accept readily tradable gold, silver, platinum, or other precious metals bullion, coins, exchange-traded fund (“ETF”) shares, or other Fund holdings in complete or partial payment of redemptions.

Short Selling Options and Futures Transactions [Member]
Prospectus [Line Items]
Risk [Text Block]
Short Selling, Options, and Futures Transactions. The Fund may engage in short selling, options, and futures transactions to increase returns. There is a risk that these transactions may reduce the Fund’s returns or increase volatility. The Fund may incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased, plus any premiums or interest paid to the third party. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. Derivatives also may be subject to certain other risks such as leverage risk, liquidity risk, interest rate risk, market risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, management risk and the risk of mispricing or improper valuation. A small investment in certain derivatives could have a potentially large impact on the Fund’s performance.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. With the Internet and other technologies being essential to conducting business, the Fund is susceptible to operational, information security, and related risks. The growing use of artificial intelligence may lead to increasingly sophisticated cybersecurity attacks. Cyber incidents affecting the Fund or its service providers, including incidents involving artificial intelligence, may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional related costs.

Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, potential trade restrictions and tariffs, global geopolitical conflicts, and the possibility of a national or global recession have also contributed to market volatility.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund’s portfolio. A risk of investing in stocks, precious metals, and other instruments is that their value will go up and down, sometimes rapidly and unpredictably, reflecting overall economic conditions and other factors and you could lose money. The Fund may invest in emerging companies, such as start‑ups and spin-offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations. These investments may involve above average market price volatility and greater risk of loss. Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Investments in Gold Silver Platinum and Other Precious Metals [Member]
Prospectus [Line Items]
Risk [Text Block]
Investments in Gold, Silver, Platinum, and Other Precious Metals. Investment in gold, silver, platinum, and other precious metals are considered speculative. The Fund’s investments can be significantly affected by developments in the precious metals industry and are linked to the prices of gold, silver, platinum, and other precious metals. These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments. Economic, political, or other conditions affecting one or more of the major sources of gold, silver, platinum, or other precious metals could have a substantial effect on supply and demand in countries throughout the world. Additionally, the majority of such producers are domiciled in a limited number of countries. Moreover, under the federal tax law, to qualify as a regulated investment company (a “RIC”), the Fund may not earn more than 10% of its annual gross income from gains resulting from selling precious metals and certain other non‑securities related sources. Accordingly, the Fund may be required to hold precious metals or securities, sell them at a loss, or sell them at a gain, when, for investment reasons, the Fund would not otherwise do so.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is not a complete investment program and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non‑Diversification. The Fund is non‑diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities or obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non‑diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the Fund’s total returns.